Income Taxes	12 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Income Taxes

Note 16 – Income Taxes

Cayman Islands

Cayman Islands entities are not subject to income taxes on profits, income, gains or appreciation, and there is no taxation in the nature of inheritance tax or estate duty. There are no other taxes likely to be material to the Company levied by the Government of the Cayman Islands except for stamp duties which may be applicable on instruments executed in, or, after execution, brought within the jurisdiction of the Cayman Islands. The Cayman Islands is a party to a double tax treaty entered with the United Kingdom in 2010, but is not otherwise party to any double tax treaties that are applicable to any payments made to or by our Company. There are no exchange control regulations or currency restrictions in the Cayman Islands.

Payments of dividends and capital in respect of the Company’s ordinary shares will not be subject to taxation in the Cayman Islands and no withholding will be required on the payment of a dividend or capital to any holder of the Company’s ordinary shares, as the case may be, nor will gains derived from the disposal of the Company’s ordinary shares be subject to Cayman Islands income or corporation tax.

Malaysia

Malaysia Income Tax is calculated at 24% of the estimated assessable profits for the relevant year. Net operating losses can be carried forward for up to ten consecutive years of assessment starting from the year subsequent to the year in which the loss was incurred.

For Labuan trading activities, chargeable profits are subject to tax under the Labuan Business Activity Tax Act 1990 (“LBATA”) at 3% of audited net profits.

Singapore

Singapore Income Tax is calculated at 17% of chargeable income for the relevant year. Net operating losses can be carried forward indefinitely to offset against future taxable income.

The total income tax (benefit) expense included in the consolidated statements of operations and comprehensive (loss) income as determined in accordance with ASC 740 by jurisdiction is as follows:

	For the Year Ended	For the Six Months Ended	For the Years Ended
	June 30, 2026	June 30, 2025	December 31, 2024	December 31, 2023
Labuan	$9,740	$1,022	$26,190	$25,263
Malaysia	(370,793)	(1,039,138)	1,280,329	684,759
Singapore	43,036	50,082	121,780	64,217
Total income tax (benefit) expense	$(318,017)	$(988,034)	$1,428,299	$774,239

Reconciliation of the statutory income tax rate and the Company’s effective income tax rate is as follows:

	For the Year Ended	For the Six Months Ended	For the Years Ended
	June 30, 2026	June 30, 2025	December 31, 2024	December 31, 2023
Income tax expense at Labuan statutory rate	$-	$8,411	$26,247	$25,375
Income tax expense at Malaysia statutory rate	(3,261,415)	283,787	613,388	710,438
Income tax expense at Singapore statutory rate	102,391	69,507	110,461	91,240
Increases (decreases) due to:
Other adjustments(1)	1,032,309	(303,211)	743,918	(177,593)
Other deferred tax adjustments(2)	2,325,424	(45,490)	(9,092)	13,072
Other exemption, rebate and credit	(27,142)	-	(26,038)	(56,397)
(Over) Under provision in prior years(3)	(489,584)	(1,001,038)	(30,585)	168,104
Income tax expense (benefit), net	$(318,017)	$(988,034)	$1,428,299	$774,239

(1)	Other adjustments mainly represent income not subject to tax and expenses not deductible for tax purposes. The nontaxable or nondeductible items primarily comprise adjustments relating to chartering fees paid to companies incorporated in Labuan, professional fees, expected credit loss and foreign exchange differences incurred by Tumpuan Megah. Chartering fees paid to Labuan companies and certain professional fees are subject to statutory limitations or restrictions on tax deductibility, and the portion not deductible for income tax purposes is included in the reconciliation as a nondeductible item. Expected credit loss and foreign exchange differences include amounts that are not subject to tax or deductible for income tax purposes, as applicable.
(2)	For the year ended June 30, 2026, it primarily represented the effects of unutilized tax losses and unabsorbed capital allowances arising during the year, for which deferred tax assets were fully offset by a valuation allowance, as it is not more likely than not that the related tax benefits will be realized.
(3)	With the change of accounting year end from December 31 to June 30, the reporting period of Tumpuan Megah covered 18 months from January 1, 2024 to June 30, 2025. As Tumpuan Megah incurred a net loss for the six months ended June 30, 2025, the tax loss incurred during the six-month period reduced the overall assessable profits for the full 18-month reporting period. As a result, the income tax provision previously recognized for the year ended December 31, 2024 was overstated by $1,001,038 and was adjusted during the six months ended June 30, 2025.

	For the Year Ended	For the Six Months Ended	For the Years Ended
	June 30, 2026	June 30, 2025	December 31, 2024	December 31, 2023
Income tax expense at Labuan statutory rate	-	(0.2)%	0.8%	0.7%
Income tax expense at Malaysia statutory rate	16.8%	(5.2)%	17.6%	19.0%
Income tax expense at Singapore statutory rate	(0.5)%	(1.2)%	3.2%	2.4%
Increases (decreases) due to:
Other adjustments	(5.3)%	5.5%	21.4%	(4.8)%
Other deferred tax adjustments	(12.0)%	0.8%	(0.3)%	0.4%
Other exemption, rebate and credit	0.1%	-	(0.7)%	(1.5)%
(Over) Under provision in prior years	2.5%	18.2%	(0.9)%	4.5%
Income tax expense (benefit), net	1.6%	17.9%	41.1%	20.7%

Deferred tax

The Company recognizes deferred tax assets and liabilities for temporary differences between the financial statement carrying amounts and tax bases of assets and liabilities, measured at the applicable tax rates.

	As of June 30,
	2026	2025
Allowance for expected credit losses	$319,380	$376,883
Depreciation and amortization	(8,554)	13,832
Unrealized foreign currency transaction gains	(336,021)	(323,498)
Total deferred tax (liabilities) assets, net	$(25,195)	$67,217

Movement of the Company’s deferred tax (liabilities) assets, net, is as follows:

	As of June 30,
	2026	2025
Balance at July 1, 2025 and January 1, 2025	$67,217	$-
(Decrease) increase recognized in the income statement	(94,517)	64,914
Foreign exchange difference	2,105	2,303
Balance at June 30, 2026 and June 30, 2025	$(25,195)	$67,217